OPERATING SEGMENTS (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of operating segments [abstract]
Disclosure of basis of geographical segments
	Year ended December 31
	2024	2023	2022
	USD thousands

America	338,923	311,780	303,106
APAC	11,442	6,537	20,031
EMEA	15,112	13,676	12,113

Total	365,477	331,993	335,250

Disclosure for non current assets segments based on geographical location of non current assets
	Year ended December 31
	2024	2023
	USD thousands

America	74,409	97,251
Israel	305,010	310,729
APAC	1,170	2,172
EMEA	3,406	5,149

Total	383,995	415,301

*
Other than Deferred tax assets, Investment in shares and Other long-term assets. Intangible assets, net, which are non-related to a specific geographic area, in the total amount of USD 246 million, are presented as part of the parent company, which is located in Israel.